COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases

Amount
2024	$157,669
2025	95,774
2026	23,282
Total	$276,725

Schedule of supplemental information about leases

Weighted-average remaining lease term	1.9 years
Weighted-average discount rate	4.73%

Schedule of annual objectives of financial performance

Year	Minimum Annual Nova EBITDA	Cash Annual Bonus	Series J Preferred Stock
2021	$2.0M	$120,000	120,000 Shares
2022	$2.4M	$150,000	135,000 Shares
2023	$3.7M	$210,000	150,000 Shares
2024	$5.5M	$300,000	180,000 Shares
2025	$8.0M	$420,000	210,000 Shares